MASSMUTUAL FUNDS
MassMutual Diversified Value Fund
Supplement dated September 14, 2026 to the
Prospectus dated February 1, 2026 and the
Summary Prospectus dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective September 11, 2026 (the “Termination Date”), Class Y shares of the MassMutual Diversified Value Fund (the “Fund”) were terminated, as approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of Class Y shares of the Fund received proceeds in proportion to the number of Class Y shares held by each of them on the Termination Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
DV-26-02
SELPRO-26-08

MASSMUTUAL FUNDS
MassMutual Blue Chip Growth Fund
Supplement dated September 14, 2026 to the
Prospectus dated February 1, 2026 and the
Summary Prospectus dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective September 11, 2026 (the “Termination Date”), Class Y shares of the MassMutual Blue Chip Growth Fund (the “Fund”) were terminated, as approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of Class Y shares of the Fund received proceeds in proportion to the number of Class Y shares held by each of them on the Termination Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BCG-26-02
SELPRO-26-09

MASSMUTUAL FUNDS
MassMutual Mid Cap Growth Fund
Supplement dated September 14, 2026 to the
Prospectus dated February 1, 2026 and the
Summary Prospectus dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective September 11, 2026 (the “Termination Date”), Class Y shares of the MassMutual Mid Cap Growth Fund (the “Fund”) were terminated, as approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of Class Y shares of the Fund received proceeds in proportion to the number of Class Y shares held by each of them on the Termination Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MCG-26-02
SELPRO-26-10

MASSMUTUAL FUNDS
MassMutual Overseas Fund
Supplement dated September 14, 2026 to the
Prospectus dated February 1, 2026 and the
Summary Prospectus dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective September 11, 2026 (the “Termination Date”), Class Y shares of the MassMutual Overseas Fund (the “Fund”) were terminated, as approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of Class Y shares of the Fund received proceeds in proportion to the number of Class Y shares held by each of them on the Termination Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
O-26-02
SELPRO-26-11